PREPAID LICENSING AND ROYALTY FEES (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Changes to Prepaid Licensing and Royalty Fees

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2024	2023	2022
Balance at beginning of year	$24	$177	$35
Addition	321	36	369
Amortization and usage	(198)	(189)	(227)
Impairment charges	—	—	—
Balance at end of year	$147	$24	$177